Victory Funds

Victory Sophus Emerging Markets VIP Series

Supplement dated January 14, 2020

to the Summary Prospectus dated May 1, 2019 (“Prospectus”)

Effective December 31, 2019, references to Tony Chu for the Victory Sophus Emerging Markets VIP Series are removed. Mr. Chu remains a Senior Analyst on the Sophus team.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.